CONSOLIDATED BALANCE SHEETS - USD ($)	Nov. 30, 2022	Aug. 31, 2022	Aug. 31, 2021
Current assets
Cash and cash equivalents	$ 175,261	$ 382,431	$ 4,251,741
Accounts receivable, net	428,572	542,428	45,284
Current portion of loans receivable, net	62,816	70,399	0
Prepaids and other current assets	17,390	16,638	0
Total current assets	684,039	1,011,896	4,297,025
Loans receivable, non-current, net	163,473	223,219	0
Right-of-use asset, net	72,061	76,219	92,851
Property and equipment, net	212,794	244,633	119,068
Goodwill	2,321,667	2,321,667	0
Total Assets	3,454,034	3,877,634	4,508,944
Current liabilities
Accounts payable and accrued liabilities	1,182,645	1,063,345	1,929,316
Contingent earnout liability	1,250,000	1,250,000	0
Deferred revenue	5,280	474,977	0
Current portion of finance lease liability	13,564	18,487	17,086
Total current assets	684,039	1,011,896	4,297,025
Due to related party	159,147	159,161	163,172
Current portion of notes payable	0	47,740	145,238
Current portion of SBA loan	6,577	8,039	0
Total current liabilities	2,617,213	2,974,009	2,254,812
PPP loan			77,500
Line of Credit	1,900,535	0
Finance lease liability, long term	57,164	57,164	75,765
Total Assets	3,454,034	3,877,634	4,508,944
Notes payable	60,647	27,260	5,000
SBA loan, non-current	141,861	141,861	149,900
Total Liabilities	4,777,420	3,248,034	2,562,977
Stockholders' Equity
Total current liabilities	2,617,213	2,974,009	2,254,812
Common stock, $0.0001 par value; 500,000,000 shares authorized; 465,618,093 shares issued and outstanding as of November 30, 2022 and August 31, 2022	46,562	46,562	39,510
Additional paid in capital	10,558,531	11,539,564	5,271,795
Accumulated deficit	(11,928,548)	(10,956,604)	(3,365,354)
Total stockholders' equity	(1,323,386)	629,600	1,945,967
Total Liabilities and Stockholders' Equity	3,454,034	3,877,634	4,508,944
Total Liabilities	4,777,420	3,248,034	2,562,977
Total stockholders' equity	(1,323,386)	629,600	1,945,967
Total Liabilities and Stockholders' Equity	3,454,034	3,877,634	4,508,944
Series B Convertible Preferred Stock [Member]
Stockholders' Equity
Preferred stock, value	2	12	0
Series A Preferred Stocks
Stockholders' Equity
Preferred stock, value	16	16	16
Series C Convertible Preferred Stock [Member]
Stockholders' Equity
Preferred stock, value	$ 50	$ 50	$ 0